Operating Lease Liabilities (Details) - Schedule of maturities of lease liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of maturities of lease liabilities [Abstract]
2021		$ 985
2022	$ 1,008	985
2023	1,008	985
2024	1,008	986
Total	3,024	3,941
Less: Amount representing interest	212	358
Present value of future minimum lease payments	2,812	3,583
Less: Current obligations	894	834
Long-term obligations	$ 1,918	$ 2,749